Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2016	Sep. 30, 2015
Current assets:
Cash and cash equivalents	$ 768,660	$ 1,035,573
Short-term interest-bearing investments	327,063	318,439
Accounts receivable, net	818,531	714,784
Deferred income taxes		150,733
Prepaid expenses and other current assets	186,137	158,633
Total current assets	2,100,391	2,378,162
Equipment and leasehold improvements, net	331,728	309,320
Goodwill	2,211,639	2,049,093
Intangible assets, net	281,527	252,517
Other noncurrent assets	406,070	335,560
Total assets	5,331,355	5,324,652
Current liabilities:
Accounts payable	136,675	111,974
Accrued expenses and other current liabilities	611,705	608,827
Accrued personnel costs	244,299	224,232
Short-term financing arrangements	200,000	220,000
Deferred revenue	173,331	198,470
Total current liabilities	1,366,010	1,363,503
Deferred income taxes and taxes payable	227,099	305,985
Other noncurrent liabilities	284,685	248,322
Total liabilities	1,877,794	1,917,810
Shareholders' equity:
Preferred Shares - Authorized 25,000 shares; £0.01 par value; 0 shares issued and outstanding
Ordinary Shares - Authorized 700,000 shares; £0.01 par value; 270,997 and 267,777 issued and 147,134 and 151,150 outstanding, in 2016 and 2015, respectively	4,377	4,331
Additional paid-in capital	3,322,789	3,182,573
Treasury stock, at cost - 123,863 and 116,627 ordinary shares in 2016 and 2015, respectively	(4,024,527)	(3,611,105)
Accumulated other comprehensive income (loss)	6,095	(16,753)
Retained earnings	4,144,827	3,847,796
Total shareholders' equity	3,453,561	3,406,842
Total liabilities and shareholders' equity	$ 5,331,355	$ 5,324,652